Consolidated Statements of Earnings and Comprehensive (Loss) Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Sales
Product	$ 13,966	$ 14,015	$ 14,033
Service	9,560	9,964	10,628
Total sales	23,526	23,979	24,661
Operating costs and expenses
Product	10,333	10,431	10,623
Service	7,551	7,947	8,659
General and administrative expenses	2,566	2,405	2,256
Operating income	3,076	3,196	3,123
Other (expense) income
Interest expense	(301)	(282)	(257)
Other, net	15	23	(3)
Earnings before income taxes	2,790	2,937	2,863
Federal and foreign income tax expense	800	868	911
Net earnings	$ 1,990	$ 2,069	$ 1,952
Basic earnings per share
Basic earnings per share	$ 10.51	$ 9.91	$ 8.50
Weighted-average common shares outstanding, in millions	189.4	208.8	229.6
Diluted earnings per share
Diluted earnings per share	$ 10.39	$ 9.75	$ 8.35
Weighted-average diluted shares outstanding, in millions	191.6	212.1	233.9
Net earnings (from above)	$ 1,990	$ 2,069	$ 1,952
Other comprehensive income (loss)
Change in unamortized benefit plan costs, net of tax (expense) benefit of ($45) in 2015, $1,423 in 2014 and ($1,177) in 2013	75	(2,316)	1,790
Change in cumulative translation adjustment	(41)	(59)	14
Other, net	2	3	(1)
Other comprehensive income (loss), net of tax	36	(2,372)	1,803
Comprehensive income (loss)	$ 2,026	$ (303)	$ 3,755